Financial instruments (Tables)	12 Months Ended
Sep. 30, 2018
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table presents the financial liabilities included in the long-term debt (Note 13) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2018		As at September 30, 2017
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
Financial liabilities for which fair value is disclosed
Other liabilities
Senior U.S. and euro unsecured notes	Level 2	1,517,334	1,550,329	1,542,428	1,638,980
Unsecured committed revolving credit facility	Level 2	194,795	194,795	200,000	200,000
Obligations other than finance leases	Level 2	30,124	29,130	61,703	60,847
Obligations under finance leases	Level 2	29,909	29,193	29,794	29,667
Other long-term debt	Level 2	28,731	27,674	28,078	27,348
		1,800,893	1,831,121	1,862,003	1,956,842

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2018	As at September 30, 2017
		$	$
Financial assets
Financial assets at fair value through earnings
Cash and cash equivalents	Level 2	184,091	165,872
Deferred compensation plan assets (Note 10)	Level 1	56,900	46,906
		240,991	212,778
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2	12,395	8,152
Long-term derivative financial instruments (Note 10)	Level 2	11,312	24,939
		23,707	33,091
Available-for-sale
Long-term bonds included in funds held for clients (Note 5)	Level 2	184,401	195,509
Long-term investments (Note 10)	Level 2	30,054	23,047
		214,455	218,556
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2	39,418	12,069
Long-term derivative financial instruments	Level 2	77,754	82,365
		117,172	94,434

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2018	As at September 30, 2017
		$	$
Financial assets
Financial assets at fair value through earnings
Cash and cash equivalents	Level 2	184,091	165,872
Deferred compensation plan assets (Note 10)	Level 1	56,900	46,906
		240,991	212,778
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2	12,395	8,152
Long-term derivative financial instruments (Note 10)	Level 2	11,312	24,939
		23,707	33,091
Available-for-sale
Long-term bonds included in funds held for clients (Note 5)	Level 2	184,401	195,509
Long-term investments (Note 10)	Level 2	30,054	23,047
		214,455	218,556
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2	39,418	12,069
Long-term derivative financial instruments	Level 2	77,754	82,365
		117,172	94,434

Disclosure of detailed information about hedging instruments
The following table summarizes the fair value of outstanding derivative financial instruments:

	Recorded in derivative financial instruments	As at September 30, 2018	As at September 30, 2017
		$	$
Hedges of net investments in European operations
$762,100 cross-currency swaps in euro ($831,400 as at September 30, 2017)	Current assets	8,545	2,907
	Long-term assets	—	14,539
	Long-term liabilities	6,560	—

$58,419 cross-currency swaps in Swedish krona (nil as at September 30, 2017)	Long-term assets	2,553	—

$136,274 cross-currency swaps in British pound (nil as at September 30, 2017)	Long-term assets	6,311	—

Cash flow hedges of future revenue

U.S.$126,537 foreign currency forward contracts between the U.S. dollar and the Indian rupee (U.S.$65,691 as at September 30, 2017)	Current assets	16	37
	Long-term assets	89	162
	Current liabilities	3,884	330
	Long-term liabilities	4,952	427

$267,104 foreign currency forward contracts between the Canadian dollar and the Indian rupee ($146,881 as at September 30, 2017)	Current assets	3,417	4,644
	Long-term assets	1,573	7,429
	Current liabilities	4,254	554
	Long-term liabilities	8,651	969

€103,588 foreign currency forward contracts between the euro and the Indian rupee (€21,483 as at September 30, 2017)	Current assets	16	—
	Long-term assets	73	—
	Current liabilities	2,936	275
	Long-term liabilities	4,601	366

£85,674 foreign currency forward contracts between the British pound and the Indian rupee (£29,034 as at September 30, 2017)	Current assets	12	24
	Long-term assets	53	—
	Current liabilities	2,697	771
	Long-term liabilities	3,516	895

€74,818 foreign currency forward contracts between the euro and the British pound (€75,374 as at September 30, 2017)	Current assets	69	33
	Long-term assets	8	70
	Current liabilities	1,289	1,477
	Long-term liabilities	1,576	1,987

€63,064 foreign currency forward contracts between the euro and the Moroccan dirham (€53,527 as at September 30, 2017)	Current assets	71	—
	Long-term assets	415	2,669
	Current liabilities	1,106	1,681
	Long-term liabilities	2,322	5,427

Other foreign currency forward contracts	Current assets	249	507
	Long-term assets	158	70
	Current liabilities	1,302	231
	Long-term liabilities	1,055	345

31.    Financial instruments (continued)
FAIR VALUE MEASUREMENTS (CONTINUED)

	Recorded in derivative financial instruments	As at September 30, 2018	As at September 30, 2017
		$	$
Cash flow hedges on Senior U.S. unsecured notes
U.S.$550,000 cross-currency swaps to Canadian dollar (U.S.$600,000 as at September 30, 2017)	Current liabilities	21,950	6,750
	Long-term liabilities	32,175	69,540

U.S.$45,000 cross-currency swaps to Canadian dollar (nil as at September 30, 2017)	Long-term liabilities	20	—

U.S.$105,000 cross-currency swaps to Canadian dollar (nil as at September 30, 2017)	Long-term assets	79	—

Fair value hedges of Senior U.S. unsecured notes
U.S.$250,000 interest rate swaps fixed-to-floating (U.S.$250,000 as at September 30, 2017)	Long-term liabilities	12,326	2,409

Disclosure of sensitivity analysis for currency risk
The following table details the Company’s sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income against the Canadian dollar. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2018				2017
	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact	Swedish krona impact	U.S. dollar impact	euro impact	British pound impact
	$	$	$	$	$	$	$	$
(Decrease) increase in net earnings	(906)	(4,870)	(778)	(2,695)	(860)	(1,174)	2,383	(539)
Decrease in other comprehensive income	(6,522)	(65,337)	(107,722)	(25,018)	(1,839)	(74,974)	(93,866)	(4,788)

Disclosure of maturity analysis for non-derivative financial liabilities
Principal repayments on long-term debt, excluding fair value hedges, obligations under finance leases and financing fees, over the forthcoming years are as follows:

$
Less than one year	336,200
Between one and two years	75,374
Between two and five years	918,354
Beyond five years	453,789
Total principal repayments on long-term debt	1,783,717
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate.

As at September 30, 2018	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,134,802	1,134,802	1,134,802	—	—	—
Accrued compensation	602,245	602,245	602,245	—	—	—
Senior U.S. and euro unsecured notes	1,517,334	1,753,402	354,575	113,955	814,337	470,535
Unsecured committed revolving credit facility	194,795	222,331	6,573	6,591	209,167	—
Obligations other than finance leases	30,124	30,794	19,319	9,393	2,082	—
Obligations under finance leases	29,909	30,976	12,909	10,005	8,062	—
Other long-term debt	28,731	29,155	20,302	1,613	5,826	1,414
Clients’ funds obligations	328,324	328,324	328,324	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	37,922
Outflow		49,173	18,120	16,901	14,152	—
(Inflow)		(6,693)	(4,012)	(1,830)	(851)	—
Cross-currency swaps	43,217
Outflow		988,595	326,950	80,922	304,798	275,925
(Inflow)		(1,020,985)	(328,646)	(88,027)	(315,349)	(288,963)
Interest rate swaps	12,326
Outflow		61,279	17,508	17,508	26,263	—
(Inflow)		(56,434)	(16,124)	(16,124)	(24,186)	—
	3,959,729	4,146,964	2,492,845	150,907	1,044,301	458,911

31.	Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)

As at September 30, 2017	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,004,307	1,004,307	1,004,307	—	—	—
Accrued compensation	578,886	578,886	578,886	—	—	—
Senior U.S. and euro unsecured notes	1,542,428	1,823,352	124,201	343,207	818,095	537,849
Unsecured committed revolving credit facility	200,000	226,810	6,400	6,400	214,010	—
Obligations other than finance leases	61,703	63,454	33,850	18,623	10,981	—
Obligations under finance leases	29,794	31,109	14,086	8,341	8,682	—
Other long-term debt	28,078	28,787	13,986	2,988	9,130	2,683
Clients’ funds obligations	314,233	314,233	314,233	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	90
Outflow		17,036	5,486	6,530	5,020	—
(Inflow)		(16,989)	(5,417)	(5,083)	(6,489)	—
Cross-currency swaps	58,844
Outflow		849,762	83,877	317,085	291,798	157,002
(Inflow)		(846,228)	(91,446)	(310,451)	(291,936)	(152,395)
Interest rate swaps	2,409
Outflow		63,248	14,055	14,055	35,138	—
(Inflow)		(70,222)	(15,605)	(15,605)	(39,012)	—
	3,820,772	4,067,545	2,080,899	386,090	1,055,417	545,139

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate.

As at September 30, 2018	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,134,802	1,134,802	1,134,802	—	—	—
Accrued compensation	602,245	602,245	602,245	—	—	—
Senior U.S. and euro unsecured notes	1,517,334	1,753,402	354,575	113,955	814,337	470,535
Unsecured committed revolving credit facility	194,795	222,331	6,573	6,591	209,167	—
Obligations other than finance leases	30,124	30,794	19,319	9,393	2,082	—
Obligations under finance leases	29,909	30,976	12,909	10,005	8,062	—
Other long-term debt	28,731	29,155	20,302	1,613	5,826	1,414
Clients’ funds obligations	328,324	328,324	328,324	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	37,922
Outflow		49,173	18,120	16,901	14,152	—
(Inflow)		(6,693)	(4,012)	(1,830)	(851)	—
Cross-currency swaps	43,217
Outflow		988,595	326,950	80,922	304,798	275,925
(Inflow)		(1,020,985)	(328,646)	(88,027)	(315,349)	(288,963)
Interest rate swaps	12,326
Outflow		61,279	17,508	17,508	26,263	—
(Inflow)		(56,434)	(16,124)	(16,124)	(24,186)	—
	3,959,729	4,146,964	2,492,845	150,907	1,044,301	458,911

31.	Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)

As at September 30, 2017	Carrying amount	Contractual cash flows	Less than one year	Between one and two years	Between two and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,004,307	1,004,307	1,004,307	—	—	—
Accrued compensation	578,886	578,886	578,886	—	—	—
Senior U.S. and euro unsecured notes	1,542,428	1,823,352	124,201	343,207	818,095	537,849
Unsecured committed revolving credit facility	200,000	226,810	6,400	6,400	214,010	—
Obligations other than finance leases	61,703	63,454	33,850	18,623	10,981	—
Obligations under finance leases	29,794	31,109	14,086	8,341	8,682	—
Other long-term debt	28,078	28,787	13,986	2,988	9,130	2,683
Clients’ funds obligations	314,233	314,233	314,233	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	90
Outflow		17,036	5,486	6,530	5,020	—
(Inflow)		(16,989)	(5,417)	(5,083)	(6,489)	—
Cross-currency swaps	58,844
Outflow		849,762	83,877	317,085	291,798	157,002
(Inflow)		(846,228)	(91,446)	(310,451)	(291,936)	(152,395)
Interest rate swaps	2,409
Outflow		63,248	14,055	14,055	35,138	—
(Inflow)		(70,222)	(15,605)	(15,605)	(39,012)	—
	3,820,772	4,067,545	2,080,899	386,090	1,055,417	545,139

Disclosure of analysis of age of financial assets that are past due
The following table sets forth details of the age of trade accounts receivable that are past due:

	2018	2017
	$	$
Not past due	951,277	806,041
Past due 1-30 days	109,668	79,016
Past due 31-60 days	27,806	25,262
Past due 61-90 days	17,005	8,999
Past due more than 90 days	25,768	16,969
	1,131,524	936,287
Allowance for doubtful accounts	(4,752)	(4,757)
	1,126,772	931,530